Marketable Securities - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 0	$ 0	$ 11,011,000
Gross Unrealized Gains	0	0	1,000
Gross Unrealized Losses	0	0
Fair Value	$ 0	$ 0	$ 11,012,000